SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details)	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)
SHARE-BASED COMPENSATION PLAN
Share-based compensation plans | R$	R$ 361,974,000	R$ 268,489,000
Restricted share units
SHARE-BASED COMPENSATION PLAN
Quantity of outstanding options granted	2,980,111	592,749
Granted during of the year	3,392,475
Number of other equity instruments exercised or vested in share-based payment arrangement	(1,005,113)
Restricted Stock, Year One	453,265
Restricted Stock, Year Two	489,074
Restricted Stock, Year Three	417,772
Restricted Stock, Year Four	1,620,000
Share-based compensation plans | R$	R$ 60,226,000	R$ 26,744,000	R$ 18,425,000
Increase Provision Share Based Payment | R$	81,276,000	8,319,000
Decrease Provision Share Based Payment | R$	R$ (47,794,000)
Restricted share units | Grant Year 2021
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$		R$ 51.70
Quantity of outstanding options granted		111,685
Granted during of the year	2,559
Number of other equity instruments exercised or vested in share-based payment arrangement	(114,244)
Restricted Stock, Year One
Restricted Stock, Year Two
Restricted Stock, Year Three
Restricted Stock, Year Four
Restricted share units | Grant Year 2022
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$		R$ 53.81
Quantity of outstanding options granted	115,800	113,161
Granted during of the year	2,639
Number of other equity instruments exercised or vested in share-based payment arrangement
Restricted Stock, Year One	115,800
Restricted Stock, Year Two
Restricted Stock, Year Three
Restricted Stock, Year Four
Restricted share units | Grant Year 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$		R$ 51.45
Quantity of outstanding options granted	383,568	367,903
Granted during of the year	15,665
Number of other equity instruments exercised or vested in share-based payment arrangement
Restricted Stock, Year One
Restricted Stock, Year Two	268,534
Restricted Stock, Year Three	115,034
Restricted Stock, Year Four
Restricted share units | Grant Year 2024
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$		R$ 55.27
Quantity of outstanding options granted	2,480,743
Granted during of the year	3,371,612
Number of other equity instruments exercised or vested in share-based payment arrangement	(890,869)
Restricted Stock, Year One	337,465
Restricted Stock, Year Two	220,540
Restricted Stock, Year Three	302,738
Restricted Stock, Year Four	1,620,000